Investment Securities, Major Categories (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities:
Amortized Cost	$ 310,153,000,000	$ 264,376,000,000
Gross unrealized gains	3,618,000,000	5,448,000,000
Gross unrealized losses	(5,407,000,000)	(2,466,000,000)
Available-for-sale, at fair value	308,364,000,000	267,358,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	99,583,000,000	80,197,000,000
Gross unrealized gains	599,000,000	784,000,000
Gross unrealized losses	(1,027,000,000)	(414,000,000)
Held-to-maturity Securities, Fair Value	99,155,000,000	80,567,000,000
Total investment securities:
Amortized Cost	409,736,000,000	344,573,000,000
Gross unrealized gains	4,217,000,000	6,232,000,000
Gross unrealized losses	(6,434,000,000)	(2,880,000,000)
Fair value	407,519,000,000	347,925,000,000
Securities of Single Issuer with Book Value Greater Than Ten Percent of Stockholders' Equity, Amount	0	0
Collateralized Debt Obligations [Member]
Available-for-sale securities:
Amortized Cost	819,000,000	247,000,000
Available-for-sale, at fair value	847,000,000	257,000,000
Total debt securities [Member]
Available-for-sale securities:
Amortized Cost	309,447,000,000	263,318,000,000
Gross unrealized gains	3,102,000,000	4,854,000,000
Gross unrealized losses	(5,396,000,000)	(2,451,000,000)
Available-for-sale, at fair value	307,153,000,000	265,721,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	99,583,000,000	80,197,000,000
Held-to-maturity Securities, Fair Value	99,155,000,000	80,567,000,000
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Amortized Cost	25,874,000,000	36,374,000,000
Gross unrealized gains	54,000,000	24,000,000
Gross unrealized losses	(109,000,000)	(148,000,000)
Available-for-sale, at fair value	25,819,000,000	36,250,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	44,690,000,000	44,660,000,000
Gross unrealized gains	466,000,000	580,000,000
Gross unrealized losses	(77,000,000)	(73,000,000)
Held-to-maturity Securities, Fair Value	45,079,000,000	45,167,000,000
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Amortized Cost	52,121,000,000	49,167,000,000
Gross unrealized gains	551,000,000	1,325,000,000
Gross unrealized losses	(1,571,000,000)	(502,000,000)
Available-for-sale, at fair value	51,101,000,000	49,990,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	6,336,000,000	2,185,000,000
Gross unrealized gains	17,000,000	65,000,000
Gross unrealized losses	(144,000,000)	0
Held-to-maturity Securities, Fair Value	6,209,000,000	2,250,000,000
Total mortgage-backed securities [Member]
Available-for-sale securities:
Amortized Cost	179,363,000,000	125,177,000,000
Gross unrealized gains	1,725,000,000	2,953,000,000
Gross unrealized losses	(3,540,000,000)	(938,000,000)
Available-for-sale, at fair value	177,548,000,000	127,192,000,000
Federal agencies [Member]
Available-for-sale securities:
Amortized Cost	163,513,000,000	103,391,000,000
Gross unrealized gains	1,175,000,000	1,983,000,000
Gross unrealized losses	(3,458,000,000)	(828,000,000)
Available-for-sale, at fair value	161,230,000,000	104,546,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	45,161,000,000	28,604,000,000
Gross unrealized gains	100,000,000	131,000,000
Gross unrealized losses	(804,000,000)	(314,000,000)
Held-to-maturity Securities, Fair Value	44,457,000,000	28,421,000,000
Residential [Member]
Available-for-sale securities:
Amortized Cost	7,375,000,000	7,843,000,000
Gross unrealized gains	449,000,000	740,000,000
Gross unrealized losses	(8,000,000)	(25,000,000)
Available-for-sale, at fair value	7,816,000,000	8,558,000,000
Commercial [Member]
Available-for-sale securities:
Amortized Cost	8,475,000,000	13,943,000,000
Gross unrealized gains	101,000,000	230,000,000
Gross unrealized losses	(74,000,000)	(85,000,000)
Available-for-sale, at fair value	8,502,000,000	14,088,000,000
Corporate debt securities [Member]
Available-for-sale securities:
Amortized Cost	11,186,000,000	15,548,000,000
Gross unrealized gains	381,000,000	312,000,000
Gross unrealized losses	(110,000,000)	(449,000,000)
Available-for-sale, at fair value	11,457,000,000	15,411,000,000
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Amortized Cost	34,764,000,000	31,210,000,000
Gross unrealized gains	287,000,000	125,000,000
Gross unrealized losses	(31,000,000)	(368,000,000)
Available-for-sale, at fair value	35,020,000,000	30,967,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	1,065,000,000	1,405,000,000
Gross unrealized gains	6,000,000	0
Gross unrealized losses	(1,000,000)	(24,000,000)
Held-to-maturity Securities, Fair Value	1,070,000,000	1,381,000,000
Other [Member]
Available-for-sale securities:
Amortized Cost	6,139,000,000	5,842,000,000
Gross unrealized gains	104,000,000	115,000,000
Gross unrealized losses	(35,000,000)	(46,000,000)
Available-for-sale, at fair value	6,208,000,000	5,911,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	2,331,000,000	3,343,000,000
Gross unrealized gains	10,000,000	8,000,000
Gross unrealized losses	(1,000,000)	(3,000,000)
Held-to-maturity Securities, Fair Value	2,340,000,000	3,348,000,000
Total marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	706,000,000	1,058,000,000
Gross unrealized gains	516,000,000	594,000,000
Gross unrealized losses	(11,000,000)	(15,000,000)
Available-for-sale, at fair value	1,211,000,000	1,637,000,000
Perpetual preferred securities [Member]
Available-for-sale securities:
Amortized Cost	445,000,000	819,000,000
Gross unrealized gains	35,000,000	112,000,000
Gross unrealized losses	(11,000,000)	(13,000,000)
Available-for-sale, at fair value	469,000,000	918,000,000
Other marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	261,000,000	239,000,000
Gross unrealized gains	481,000,000	482,000,000
Gross unrealized losses	0	(2,000,000)
Available-for-sale, at fair value	742,000,000	719,000,000
Asset-backed Securities, Securitized Loans and Receivables [Member]
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	1,300,000,000	1,900,000,000
Held-to-maturity Securities, Fair Value	1,300,000,000	1,900,000,000
Asset-backed Securities Collateralized by Dealer Floorplan Loans [Member]
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	1,100,000,000	1,400,000,000
Held-to-maturity Securities, Fair Value	$ 1,100,000,000	$ 1,400,000,000